Taxation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation (Textual)
Recorded valuation allowances	$ 2,968,926	$ 2,231,285
Net operating loss carryforwards	$ 28,683,216	$ 38,361,736	$ 79,987,735
Net operating loss expiration term	Expire in 2021
Tax calculated at the applicable tax rate	25.00%	25.00%	25.00%
Shanghai Puhui [Member]
Taxation (Textual)
Percentage of income was subject to tax	50.00%
Percentage of income was preferential rate	20.00%
Withholding income tax on dividends distributed by enterprise income tax	10.00%
Hong Kong [Member]
Taxation (Textual)
Tax calculated at the applicable tax rate	16.50%
PRC [Member]
Taxation (Textual)
Tax calculated at the applicable tax rate	25.00%
Enterprise income tax uniform rate	25.00%
Description of enterprise income tax	Pursuant to such certificate, Cloud Services qualifies for a tax holiday during which it is entitled to an exemption from enterprise income tax for two years commencing from its first profit-making year and a 50% reduction of enterprise income tax for the following three years. For Cloud Services, tax year 2018 was considered the second profit-making year and accordingly, Cloud Services was exempted from EIT for the year of 2018. Starting from January 1, 2019 to December 31, 2021, Cloud Services is qualified for the reduced tax rate of 12.5%.
PRC [Member] | 2017 [Member]
Taxation (Textual)
Preferential income tax rate	15.00%
PRC [Member] | 2018 [Member]
Taxation (Textual)
Preferential income tax rate	15.00%
PRC [Member] | 2019 [Member]
Taxation (Textual)
Preferential income tax rate	15.00%